Capital Management	9 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [Abstract]
Capital Management [Text Block]

24. Capital Management

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders.  The capital structure of the Company consists of equity comprised of issued share capital and reserves.

The Company manages its capital structure and adjusts it in light of economic conditions.  The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share issues, commencement of ATM Equity Programs, the sale of digital currencies or by undertaking other activities as deemed appropriate under the specific circumstances.

The Company is subject to externally imposed capital requirements due to its term loan (Note 13).  The Company's overall strategy with respect to capital risk management remains unchanged from the prior year.